Subsequent Events	12 Months Ended
Jan. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

In February 2016, the Company acquired the outstanding stock of SteelBrick, Inc. (“SteelBrick”), a next generation quote-to-cash platform, delivered 100 percent natively on the Salesforce platform, that offers apps for automating the entire deal close process-from generating quotes and configuring orders to collecting cash. The Company acquired SteelBrick for its employees and product offerings. Beginning with fiscal quarter ended April 30, 2016, the Company will include the financial results of SteelBrick in its condensed consolidated financial statements from the date of the acquisition. The total estimated consideration for SteelBrick was over $300.0 million and primarily in shares.

In February 2016, the Company entered into an agreement to sublease additional office space. The amounts associated with the agreement will be approximately $311.0 million over the approximately 12 year term of the agreement, beginning in the Company's first quarter of fiscal 2018.